Equity Incentive Plans - Summary of Restricted Stock Units (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Remaining Contractual Term (Years)	1 year 1 month 6 days
Weighted-Average Remaining Contractual Term (Years) Unvested and expected to vest as of December 31, 2024	1 year 1 month 6 days
Aggregate Intrinsic Value, Unvested and expected to vest as of December 31, 2024 | $	$ 2,903
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested restricted stock awards as of January 1, 2024 | shares	0
Restricted stock units granted | shares	26,337
Restricted stock units forfeited | shares	(725)
Unvested restricted stock awards as of December 31, 2024 | shares	25,612
Weighted Average Grant Date Fair Value, Outstanding as of January 1, 2024	$ 0
Weighted Average Grant Date Fair Value, Restricted stock units granted	44.62
Weighted Average Grant Date Fair Value, Restricted stock units forfeited	34.51
Weighted Average Grant Date Fair Value, Outstanding as of December 31, 2024	44.9
Weighted Average Grant Date Fair Value, Unvested and expected to vest as of December 31, 2024	$ 44.9
Weighted-Average Remaining Contractual Term (Years)	1 year 10 months 24 days
Weighted-Average Remaining Contractual Term (Years) Unvested and expected to vest as of December 31, 2024	1 year 10 months 24 days
Aggregate Intrinsic Value, Outstanding as of January 1, 2024	$ 0
Aggregate Intrinsic Value, Outstanding as of December 31, 2024	$ 1,183
Aggregate Intrinsic Value, Unvested and expected to vest as of December 31, 2024 | $	$ 1,183